Accumulated retained earnings	12 Months Ended
Dec. 31, 2018
Accumulated Retained Earnings
Accumulated retained earnings

33.   Accumulated retained earnings

a)Definitions

The balance of Equity - Accumulated gains and Other reserves includes the net amount of the accumulated results (profits or losses) recognised in previous years through the consolidated income statement which in the profit distribution were allocated in equity, the expenses of own equity instrument issues, the differences between the amount for which the treasury shares are sold and their acquisition price, as well as the net amount of the results accumulated in previous years, generated by the result of non-current assets held for sale, recognised through the consolidated income statement.

b)Breakdown

The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

	Million of euros
	2018	2017	2016
Restricted reserves	2,580	2,880	2,686
Legal reserve	1,624	1,614	1,459
Own shares	902	1,212	1,173
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	12,100	11,368	11,285
Voluntary reserves (*)	5,737	6,904	7,192
Consolidation reserves attributable to the Bank	6,363	4,464	4,093
Reserves of subsidiaries	37,593	36,862	34,568
Reserves of entities accounted for using the equity method	917	725	465
	53,190	51,835	49,004

(*)    In accordance with the commercial regulations in force in Spain.

i.     Legal reserve

Under the Consolidated Spanish Limited Liability Companies Law, 10% of net profit for each year must be transferred to the legal reserve. These transfers must be made until the balance of this reserve reaches 20% of the share capital. The legal reserve can be used to increase capital provided that the remaining reserve balance does not fall below 10% of the increased share capital amount.

In 2018 the Bank transferred EUR 10 million from the Share premium account to the Legal reserve (2017: EUR 154 million; 2016: EUR 15 million).

Consequently, once again, after the capital increases described in Note 31 had been carried out, the balance of the Legal reserve reached 20% of the share capital, and at December 31, 2018 the Legal reserve was of the stipulated level.

ii.     Reserve for treasury shares

Pursuant to the Consolidated Spanish Limited Liability Companies Law, a restricted reserve has been recognised for an amount equal to the carrying amount of the Bank shares owned by subsidiaries. The balance of this reserve will become unrestricted when the circumstances that made it necessary to record it cease to exist. Additionally, this reserve covers the outstanding balance of loans granted by the Group secured by Bank shares and the amount equivalent to loans granted by Group companies to third parties for the acquisition of treasury shares plus the own treasury shares amount.

iii.   Revaluation reserve Royal Decree Law 7/1996, of 7 June

The balance of Revaluation reserve Royal Decree-Law 7/1996 can be used, free of tax, to increase share capital. From January 1, 2007, the balance of this account can be taken to unrestricted reserves, provided that the monetary surplus has been realised. The surplus will be deemed to have been realised in respect of the portion on which depreciation has been taken for accounting purposes or when the revalued assets have been transferred or derecognised.

If the balance of this reserve were used in a manner other than that provided for in Royal Decree-Law 7/1996, of June 7, it would be subject to taxation.

iv.    Reserves of subsidiaries

The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

	Million of euros
	2018	2017	2016
Banco Santander (Brasil) S.A. (Consolidated Group)	10,755	9,874	8,993
Santander UK Group	8,207	7,724	6,887
Group Santander Holdings USA.	4,260	4,150	4,091
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	3,436	3,229	3,255
Banco Santander - Chile	2,963	2,764	2,630
Santander Consumer Finance Group	2,841	2,465	2,027
Banco Santander Totta, S.A. (Consolidated Group)	2,729	2,821	2,593
Santander Bank Polska S.A.	1,387	1,093	967
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	714	638	824
Banco Santander (Suisse) SA.	369	381	354
Santander Investment, S.A.	208	202	349
Banco Santander Río S.A.	(82)	1,639	1,326
Cartera Mobiliaria, S.A., SICAV	—	—	377
Exchange differences, consolidation adjustments and other companies (*)	(194)	(118)	(105)
	37,593	36,862	34,568

Of which, restricted	2,964	2,777	2,730

(*)    Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.